Acquisitions (Purchase Price Allocation) (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017	Dec. 31, 2018	Nov. 05, 2018	Dec. 01, 2017	Nov. 17, 2017
Business Acquisition [Line Items]
Goodwill	$ 36,714	$ 26,913	$ 24,706
Tax indemnification liability	116	116
Assets held-for-sale included in current assets					$ 80
Proceeds from sale of assets held-for-sale	88	239	$ 441
Veracode Inc.
Business Acquisition [Line Items]
Consideration for disposal of business				$ 950
Ruckus Wireless and ICX Switch
Business Acquisition [Line Items]
Consideration for disposal of business						$ 800
Tax indemnification liability						$ 116
CA Technologies, Inc.
Business Acquisition [Line Items]
Current assets					1,665
Goodwill					9,796
Intangible assets					12,045
Other long-term assets					240
Total assets acquired					23,746
Other current liabilities					(1,966)
Long-term debt					(2,255)
Other long-term liabilities					(3,431)
Total liabilities assumed					(7,652)
Fair value of net assets acquired					$ 16,094
Net revenue	3,377
CA Technologies, Inc. | Selling, general and administrative expense
Business Acquisition [Line Items]
Transaction costs	$ 73
Brocade Communications Systems, Inc.
Business Acquisition [Line Items]
Current assets							$ 1,297
Goodwill							2,187
Intangible assets							3,396
Other long-term assets							82
Total assets acquired							6,962
Current portion of long-term debt							(856)
Other current liabilities							(374)
Long-term debt							(38)
Other long-term liabilities							(906)
Total liabilities assumed							(2,174)
Fair value of net assets acquired							$ 4,788
Proceeds from sale of assets held-for-sale		224
Net revenue		1,780
Brocade Communications Systems, Inc. | Selling, general and administrative expense
Business Acquisition [Line Items]
Transaction costs		$ 29